SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	$ 4,461	$ 7,505
Short-term lease cost	2,005
Variable lease cost
Total lease cost	$ 6,466	$ 7,505